General & Administrative Expenses, Outstanding restricted common stock and share options (Details)		12 Months Ended
		Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Restricted common stock [Abstract]
Outstanding beginning of period (in shares)		560,000	545,500	1,086,331
Granted (in shares)		810,000	770,000	567,000
Exercised (in shares)	[1]	550,002	755,500	1,085,331
Forfeited (in shares)		0	0	22,500
Outstanding end of period (in shares)		819,998	560,000	545,500
Share options
Outstanding beginning of period (in shares)		0	0	310,000
Forfeited (in shares)				310,000
Outstanding end of period (in shares)		0	0	0
Weighted average exercise price
Outstanding beginning of period (in dollars per share) | $ / shares	[2]	$ 0	$ 0	$ 9.64
Forfeited (in dollars per share) | $ / shares	[2]			9.64
Outstanding end of period (in dollars per share) | $ / shares	[2]	$ 0	$ 0	$ 0

[1]	Does not include shares in lieu of dividends
[2]	To be adjusted for dividends declared and paid subsequent to the respective grant dates.